PROPERTY AND EQUIPMENT - Property and equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ 6,776,116	$ 7,596,990	[1]	$ 7,399,412	[1]	$ 6,261,425
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	11,554,308	11,733,570		10,833,494
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(4,768,192)	(4,136,580)		(3,434,082)
Office space
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,486,718	1,486,718		1,486,718		1,486,453
Office space | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,486,718	1,486,718		1,486,718
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	3,412,156	3,950,627		3,430,545		3,448,091
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	4,401,241	4,625,408		3,774,580
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(989,085)	(674,781)		(344,035)
Leasehold property.
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,490,813	1,655,127		1,018,894
Leasehold property. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	4,261,623	4,251,845		3,373,869
Leasehold property. | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(2,770,810)	(2,596,718)		(2,354,975)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	49,642	84,684		95,919		13,390
Plant and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	136,692	164,137		167,428
Plant and machinery | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(87,050)	(79,453)		(71,509)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	207,488	189,373		231,452		239,759
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	537,964	466,277		450,618
Fixtures and fittings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(330,476)	(276,904)		(219,166)
Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	38,516	93,326		135,850
Motor vehicle | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	320,103	341,906		356,094
Motor vehicle | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(281,587)	(248,580)		(220,244)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	6,759	10,435		12,791		1,359
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	26,287	23,599		23,700
Office equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(19,528)	(13,164)		(10,909)
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	25,516	32,990		42,440
IT equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	113,790	113,790		113,630
IT equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(88,274)	(80,800)		(71,190)
Computer Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	4,456	4,456		4,456
Computer Software | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(4,456)	(4,456)		(4,456)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net				825,307
Construction in progress [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net				825,307
Spa equipment, curtains, crockery, glassware and linen
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	58,508	93,710		119,496		$ 130,301
Spa equipment, curtains, crockery, glassware and linen | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	255,434	255,434		257,094
Spa equipment, curtains, crockery, glassware and linen | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ (196,926)	$ (161,724)		$ (137,598)

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination